Risks Arising from Financial Instruments - Summary of Currency Transactional Risk (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	22.54	23.67
Volatility of rates	14.75%	12.07%
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.89	0.89
Volatility of rates	6.03%	7.94%
Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate		69.12
Volatility of rates		11.95%
Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate		33.66
Volatility of rates		9.72%
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.15	1.20
Volatility of rates	7.32%	7.12%
Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.28	1.35
Volatility of rates	8.45%	13.99%
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.42	1.28
Volatility of rates	8.50%	7.50%
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	6.88	6.51
Volatility of rates	4.45%	5.45%
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3,246.70	2,988.60
Volatility of rates	11.64%	8.55%
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.87	0.83
Volatility of rates	7.32%	7.12%
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	19.68	19.74
Volatility of rates	13.00%	11.59%
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	362.54	360.03
Volatility of rates	2.11%	21.07%
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3.37	3.24
Volatility of rates	3.90%	4.19%
US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate		57.63
Volatility of rates		10.76%
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,115.40	1,067.63
Volatility of rates	7.74%	13.70%
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	2,298.32	2,235.44
Volatility of rates	3.76%	2.63%
US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate		28.07
Volatility of rates		4.30%
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	11.88	9.98
Volatility of rates	13.41%	10.72%
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,277.14	1,280.41
Volatility of rates	7.45%	7.73%
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	14.37	12.35
Volatility of rates	16.82%	15.39%
Bottom of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	19.21	20.81
Bottom of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.84	0.82
Bottom of range [member] | Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		60.86
Bottom of range [member] | Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		30.39
Bottom of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.06	1.11
Bottom of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.17	1.16
Bottom of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.30	1.18
Bottom of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.57	6.15
Bottom of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	(2,868.90)	2,732.94
Bottom of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.81	0.77
Bottom of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	17.12	17.45
Bottom of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	(354.90)	284.18
Bottom of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.24	3.11
Bottom of range [member] | US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		51.43
Bottom of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	(1,029.10)	921.40
Bottom of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	(2,211.95)	2,176.76
Bottom of range [member] | US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		26.86
Bottom of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	10.28	8.91
Bottom of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	(1,181.98)	1,181.37
Bottom of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	11.96	10.44
Top of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	25.86	26.53
Top of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.95	0.96
Top of range [member] | Euro to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		77.38
Top of range [member] | Euro to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		36.93
Top of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.23	1.28
Top of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.39	1.54
Top of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.54	1.38
Top of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	7.18	6.86
Top of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3,624.50	3,244.26
Top of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.94	0.89
Top of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	22.24	22.02
Top of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	370.18	435.87
Top of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.50	3.38
Top of range [member] | US Dollar to Russian Ruble [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		63.83
Top of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,201.71	1,213.86
Top of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,384.69	2,294.12
Top of range [member] | US Dollar to Ukrainian Hryvnia [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		29.27
Top of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	13.47	11.05
Top of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,372.30	1,379.44
Top of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	16.79	14.25